SHARE-BASED PAYMENTS 2 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Selling and marketing expenses	¥ 245,662	$ 35,730	¥ 177,993	¥ 128,475
General and administrative expenses	242,084	35,210	339,690	¥ 148,093
Share-based compensation	18,631	2,710	¥ 95,307
Share Incentive Plan 2017 [Member]
Cost of revenues	1,315	191
Selling and marketing expenses	4,229	615
General and administrative expenses	14,808	2,154
Share-based compensation	¥ 20,352	$ 2,960